Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions

30.	Related party transactions

a)	Parent and ultimate controlling party

The Group is controlled by Jing-Bin Chiang and his family who directly and indirectly owns 55.81% equity interest in the Company as of December 31, 2024 and 2023.

b)	Names of related parties and relationship

Names of related parties	Relationship with the Company	Notes
YMA Composite Materials (DG) Co., Ltd. (YMA DG)	The Company is the shareholder of YMA DG	i
Forwell Sports Equipment Co., Ltd. (Forwell)	The Company is the shareholder of Forwell	i
Jing-Bin Chiang	Key management
Yu-Ning Chiang	Key management

i)	On April 1, 2023, the Group entered into an agreement with the Buyers, selling 80.5% of its equity interests in both YMA DG and Forwell to their respective management teams in a management buyout transaction. As a result, YMA DG and Forwell were excluded from the consolidated financial statements.

c)	Significant related party transactions

(a)	Service revenue: (shown as “deductions of cost of sales”)

	Year ended December 31, 2024	Year ended December 31, 2023
Service revenue
YMA DG	$529,665	$280,231
Forwell	-	45,139
	$529,665	$325,370

Service revenues are based on the prices and terms that would be available to third parties.

(b)	Purchase of goods

	Year ended December 31, 2024	Year ended December 31, 2023
Purchase of goods
YMA DG	$11,505,167	$10,438,247
Forwell	-	3,989,255
	$11,505,167	$14,427,502

Goods are purchased based on the prices and terms that would be available to third parties.

(c)	Receivables from related parties:

	As of	As of
	December 31, 2024	December 31, 2023
Account receivable
YMA DG	$5,029,583	$-

Acting on behalf of a related party in purchasing raw materials, the goods are purchased based on the prices and terms that would be available to third parties.

(d)

	As of	As of
	December 31, 2024	December 31, 2023
Long-term Receivables from related parties
YMA DG	$6,068,347	$6,755,968
Forwell	2,232,376	2,272,936
	$8,300,723	$9,028,904

On May 14, 2024, the Group signed a supplementary agreement to the equity transfer agreement dated April 1, 2023. The agreement stipulates that the Group has renegotiated with YMA DG and Forwell, agreeing that the debts will be fully repaid in three installments on December 31, 2024, December 31, 2025, and December 31, 2026. The repayment amounts for each installment will be adjusted based on subsequent relevant business transactions. An amount of $526,882 is scheduled for repayment on December 31, 2025, and has therefore been reclassified as a current asset under other receivables from related parties, net.

As of December 31, 2024, in accordance with the supplementary agreement, the portions of the debts scheduled to be repaid on December 31, 2025 and December 31, 2026 have been classified as non-current items based on the relevant business transactions.

d)	Endorsements and guarantees provided by related parties

(a)	The provision of credit lines used from loans guaranteed by key management is as follows:

	As of	As of
	December 31, 2024	December 31, 2023
Guaranteed by key management
Short-term loans	$8,999,751	$6,964,927
Long-term loans	1,037,768	980,200
	$10,037,519	$7,945,127

All short-term and long-term loans were guaranteed by key management.

(b)	Endorsement and guarantee fees are as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Guarantees fee
Key management	$-	$471,574

As of December 31, 2023, the endorsements and guarantees fee was charged by key management at a rate of 5% of the total amount of endorsements and guarantees provided. The fee for the year 2023 was collected. However, starting from 2024, the Company will no longer pay any such fees to key management in relation to endorsements and guarantees.

e)	Key management compensation

	Year ended December 31, 2024	Year ended December 31, 2023
compensation
Salaries and other short-term employee benefits	$594,278	$566,945
Post-employment benefits	9,343	9,807
Share-based payments	131,712	131,712
	$735,333	$708,464